SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Working Capital Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
Trade and other receivables	$ (66,344)	$ (4,234)
Inventories	(10,872)	(40,144)
Accounts payable and accrued liabilities	19,663	18,753
Provisions - current	(3,493)	(5,309)
Change in working capital	$ (61,046)	$ (30,934)